Loans receivable net of credit impairment losses (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Impairment Losses As At January 1	¥ 212,394	¥ 640,290
Written off of impairment losses	0	(801,543)
Charge to statements of profit or loss and other comprehensive income (loss)	0	373,647
Disposal of discontinued operations and subsidiaries	(212,394)	0
Credit Impairment Losses As At December 31	¥ 0	¥ 212,394